Preferred Stock - Additional Information (Detail) $ / shares in Units, $ in Thousands	6 Months Ended
Jun. 30, 2017 USD ($) Director $ / shares shares
Temporary Equity [Line Items]
Proceeds from the issuance of preferred stock | $	$ 435,000
Convertible preferred stock, shares issued | shares	435,000
Preferred Stock Purchase Agreement | Carlyle | 10% Ownership of Outstanding Common Stock
Temporary Equity [Line Items]
Number of directors entitled to be elected upon holding of outstanding common stock | Director	2
Preferred Stock Purchase Agreement | Carlyle | 5% Ownership of Outstanding Common Stock
Temporary Equity [Line Items]
Number of directors entitled to be elected upon holding of outstanding common stock | Director	1
Preferred Stock Purchase Agreement | Minimum | Carlyle | 10% Ownership of Outstanding Common Stock
Temporary Equity [Line Items]
Holding percentage of outstanding common stock to elect director	10.00%
Preferred Stock Purchase Agreement | Minimum | Carlyle | 5% Ownership of Outstanding Common Stock
Temporary Equity [Line Items]
Holding percentage of outstanding common stock to elect director	5.00%
Preferred Stock Purchase Agreement | Preferred Stock
Temporary Equity [Line Items]
Proceeds from the issuance of preferred stock | $	$ 435,000
Convertible preferred stock, shares issued | shares	435,000
Business acquisition, date of completion	Jun. 30, 2017
Preferred stock purchase agreement date	May 10, 2017
Preferred equity, initial accreted value, per share | $ / shares	$ 1,000
Preferred stock, dividend rate percentage	6.00%
Preferred Stock Purchase Agreement | Preferred Stock | December 30, 2019 Anniversary
Temporary Equity [Line Items]
Convertible preferred stock, terms of conversion	The Preferred Stock also participates in dividends and distributions on our common stock on an as-converted basis. If at any time following December 30, 2019, the closing sale price of our common stock equals or exceeds 130% of the Conversion Price (as defined below) for at least 25 consecutive trading days, our obligation to pay dividends on the Preferred Stock shall terminate permanently.
Preferred Stock Purchase Agreement | Preferred Stock | June 30, 2018 Anniversary
Temporary Equity [Line Items]
Conversion of stock, conversion price | $ / shares	$ 13.90
Preferred Stock Purchase Agreement | Preferred Stock | June 30, 2021 Anniversary
Temporary Equity [Line Items]
Number of trading days required for conversion	20 days
Convertible preferred stock, terms of conversion	the Company may cause the conversion of the Preferred Stock at the Conversion Rate, provided the closing sale price of the common stock equals or exceeds 140% of the Conversion Price for the 20 trading days ending on the date immediately prior to the date of delivery of the Company’s notice to convert and subject to certain other requirements regarding registration of the shares issuable upon conversion. Notwithstanding the foregoing, the Company shall only be permitted to deliver one conversion notice during any 180 day period and the number of shares of common stock issued upon conversion of the Preferred Stock for which such automatic conversion notice is given shall be limited to 25 times the average daily trading volume of our common stock during the 20 trading days ending on the date immediately prior to the date of delivery of the Company’s notice to convert.
Preferred Stock Purchase Agreement | Preferred Stock | June 30, 2023 Anniversary
Temporary Equity [Line Items]
Multiple percentage on preferred stock accreted value	112.00%
Preferred Stock Purchase Agreement | Preferred Stock | June 30, 2024 Anniversary
Temporary Equity [Line Items]
Multiple percentage on preferred stock accreted value	109.00%
Preferred Stock Purchase Agreement | Preferred Stock | After June 30, 2024 Anniversary
Temporary Equity [Line Items]
Multiple percentage on preferred stock accreted value	106.00%
Preferred Stock Purchase Agreement | Preferred Stock | Minimum
Temporary Equity [Line Items]
Preferred stock redemption date	Jun. 30, 2022
Preferred Stock Purchase Agreement | Preferred Stock | Minimum | December 30, 2019 Anniversary
Temporary Equity [Line Items]
Percentage of preferred stock conversion price	130.00%
Number of trading days required for conversion	25 days
Preferred Stock Purchase Agreement | Preferred Stock | Minimum | June 30, 2021 Anniversary
Temporary Equity [Line Items]
Percentage of preferred stock conversion price	140.00%